SCHEDULE OF SHARE OPTIONS OUTSTANDING (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Incentive Plan
Number of share options outstanding	614,704	569,331
Weighted average exercise price	$ 0.80	$ 0.80
Share options, granted	0	45,565
Weighted average exercise price, granted		$ 0.76
Share options outstanding canceled/expired	(1,503)	(192)
Weighted average exercise price canceled/expired	$ 0.76	$ 0.76
Number of share options outstanding	613,201	614,704
Weighted average exercise price	$ 0.80	$ 0.80
Weighted average grant date fair value	$ 10.88
Weighted average remaining contractual life years	8 years 7 months 17 days	8 years 10 months 13 days
Aggregate intrinsic value	$ 7,322,656
Weighted average grant date fair value canceled/expired	$ 11.26
Aggregate intrinsic value, Canceled/Expired
Weighted average grant date fair value	$ 10.87	$ 10.88
Aggregate intrinsic value	$ 7,482,524	$ 7,322,656
Number of shares exercisable	183,896
Weighted average exercise price, exercisable	$ 0.80
Weighted average grant date fair value, exercisable	$ 10.85
Weighted average remaining contractual term (years), exercisable	8 years 7 months 13 days
Aggregate intrinsic value, exercisable	$ 2,242,965